Properties, Plant and Equipment, Net - Summary of Properties, Plant and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Properties, plant and equipment, Gross	$ 3,033	$ 3,022	$ 1,540
Less accumulated depreciation	(186)	(151)	(45)
Properties, plant and equipment, net	2,847	2,871	1,495
Land [Member]
Property, Plant and Equipment [Line Items]
Properties, plant and equipment, Gross	1,533	1,533	658
Buildings [Member]
Property, Plant and Equipment [Line Items]
Properties, plant and equipment, Gross	$ 873	$ 873	717
Depreciation method	Straight-line	Straight-line
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	15 years	15 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Properties, plant and equipment, Gross	$ 276	$ 276	73
Estimated useful life (in years)	5 years	5 years
Depreciation method	Straight-line	Straight-line
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Properties, plant and equipment, Gross	$ 351	$ 340	$ 92
Depreciation method	Straight-line	Straight-line
Plant and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years	10 years
Plant and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years	5 years